Risk Report - Credit Exposure - Main Credit Exposure Categories by Business Divisions (Detail) - EUR (€) € in Millions	Dec. 31, 2022		Dec. 31, 2021
Credit Exposure Main Credit Exposure Categories [Line items]
Total	€ 1,090,386		€ 1,030,937
Loans
at amortized cost	495,979	[1]	476,827	[2]
trading at fair value through PL	7,955		9,189
Designated or Mandatory at fair value through PL	1,205		1,035
at fair value through OCI	4,069	[3]	4,370	[4]
Off balance sheet
Revocable and irrevocable lending commitments	251,021	[5]	234,432	[6]
Contingent liabilities	67,214		59,394
OTC derivative
at fair value through P&L	28,967	[7]	24,146	[8]
Debt Securities
at amortized cost	25,596	[9]	14,849	[10]
at fair value through P&L	88,025		95,367
at fair value through OCI	25,450	[11]	23,377	[12]
Repo and repo-style transactions
at amortized cost	11,479	[13]	8,433	[14]
at fair value through P&L	81,270	[13]	78,286	[14]
at fair value through OCI	2,156		1,231	[14]
Corporate Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	344,326		327,753
Loans
at amortized cost	121,543	[1]	122,310	[2]
trading at fair value through PL	497		255
Designated or Mandatory at fair value through PL	312		311
at fair value through OCI	3,797	[3]	4,169	[4]
Off balance sheet
Revocable and irrevocable lending commitments	155,299	[5]	143,244	[6],[15]
Contingent liabilities	61,134		55,560
OTC derivative
at fair value through P&L	72	[7]	190	[8]
Debt Securities
at amortized cost	617	[9]	839	[10]
at fair value through P&L	12		15
at fair value through OCI	0	[11]	0	[12]
Repo and repo-style transactions
at amortized cost	1,042	[13]	862	[14]
at fair value through P&L	0	[13]	0	[14]
at fair value through OCI	0		0	[14]
Investment Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	365,045		346,609
Loans
at amortized cost	103,072	[1]	92,966	[2]
trading at fair value through PL	7,198		8,590
Designated or Mandatory at fair value through PL	883		702
at fair value through OCI	272	[3]	202	[4]
Off balance sheet
Revocable and irrevocable lending commitments	51,299	[5]	50,768	[6]
Contingent liabilities	3,515		1,764
OTC derivative
at fair value through P&L	24,353	[7]	17,416	[8]
Debt Securities
at amortized cost	4,800	[9]	3,332	[10]
at fair value through P&L	82,947		88,692
at fair value through OCI	1,606	[11]	1,045	[12]
Repo and repo-style transactions
at amortized cost	10,437	[13]	6,692	[14]
at fair value through P&L	74,662	[13]	74,441	[14]
at fair value through OCI	0		0	[14]
Private Bank [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	312,345		297,041
Loans
at amortized cost	264,893	[1]	254,439	[2]
trading at fair value through PL	7		0
Designated or Mandatory at fair value through PL	7		7
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	43,737	[5]	39,660	[6]
Contingent liabilities	2,503		1,883
OTC derivative
at fair value through P&L	388	[7]	524	[8]
Debt Securities
at amortized cost	804	[9]	525	[10]
at fair value through P&L	3		1
at fair value through OCI	2	[11]	2	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	0	[14]
at fair value through P&L	0	[13]	0	[14]
at fair value through OCI	0		0	[14]
Asset Management [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	3,932		3,879
Loans
at amortized cost	23	[1]	23	[2]
trading at fair value through PL	0		0
Designated or Mandatory at fair value through PL	0		1
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	92	[5]	110	[6]
Contingent liabilities	9		9
OTC derivative
at fair value through P&L	0	[7]	0	[8]
Debt Securities
at amortized cost	0	[9]	0	[10]
at fair value through P&L	3,728		3,582
at fair value through OCI	80	[11]	154	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	0	[14]
at fair value through P&L	0	[13]	0	[14]
at fair value through OCI	0		0	[14]
Capital Release Unit [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	6,083		12,489
Loans
at amortized cost	1,753	[1]	2,222	[2]
trading at fair value through PL	253		344
Designated or Mandatory at fair value through PL	3		15
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	39	[5]	41	[6]
Contingent liabilities	25		31
OTC derivative
at fair value through P&L	3,767	[7]	5,813	[8]
Debt Securities
at amortized cost	0	[9]	0	[10]
at fair value through P&L	141		625
at fair value through OCI	0	[11]	0	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	0	[14]
at fair value through P&L	103	[13]	3,397	[14]
at fair value through OCI	0		0	[14]
Corporate & Other [Member]
Credit Exposure Main Credit Exposure Categories [Line items]
Total	58,655		43,166
Loans
at amortized cost	4,694	[1]	4,867	[2]
trading at fair value through PL	0		0
Designated or Mandatory at fair value through PL	0		0
at fair value through OCI	0	[3]	0	[4]
Off balance sheet
Revocable and irrevocable lending commitments	555	[5]	608	[6]
Contingent liabilities	27		146
OTC derivative
at fair value through P&L	387	[7]	203	[8]
Debt Securities
at amortized cost	19,375	[9]	10,154	[10]
at fair value through P&L	1,193		2,452
at fair value through OCI	23,763	[11]	22,177	[12]
Repo and repo-style transactions
at amortized cost	0	[13]	879	[14]
at fair value through P&L	6,504	[13]	448	[14]
at fair value through OCI	€ 2,156		€ 1,231	[14]

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.2 billion as of December 31, 2022
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021
[3]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 54.9 million as of December 31, 2022
[4]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2022
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[8]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting
[9]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 327.6 million as of December 31, 2022
[10]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2022
[12]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[13]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[14]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed
[15]	Prior year’s comparatives aligned to presentation in the current year